LEASE (Details 2)	3 Months Ended
Mar. 31, 2023 USD ($)
LEASE
2023	$ 409,356
2024	545,808
2025	545,808
2026	545,808
Thereafter	1,273,552
Total Lease Payments	3,320,332
Less Imputed Interest	(701,521)
Total	2,618,811
Less: current portion	(345,408)
Lease Liability, Net of Current Portion	$ 2,273,403